As filed with the Securities and Exchange Commission on April 28, 2005

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21462

Tortoise Energy Infrastructure Corporation
(Exact name of registrant as specified in charter)

10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Address of principal executive offices) (Zip code)

David J. Schulte
10801 Mastin Blvd., Suite 222, Overland Park, KS 66210
(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: February 28, 2005

Item 1. Schedule of Investments.

Tortoise Energy Infrastructure Corporation

Schedule of Investments (Unaudited)
February 28, 2005

Common Stock - 0.56% +	Shares	Value

Natural Gas Gathering/Processing - 0.56% +
Crosstex Energy, Inc. (Cost $2,246,338)	56,536	$2,346,244

Master Limited Partnerships - 142.80% +

Coal - 2.48% +
Natural Resource Partners L.P.	169,700	10,356,791

Shipping - 0.63% +
U.S. Shipping Partners L.P.	2,000	54,240
K-Sea Transportation Partners L.P.	71,300	2,583,912
		2,638,152

Crude/Refined Products Pipelines - 87.30% +
Buckeye Partners, L.P.	415,200	18,231,432
Enbridge Energy Partners, L.P.	419,200	22,657,760
Enbridge Energy Partners, L.P. ^	501,300	25,400,871
Holly Energy Partners, L.P.	427,070	16,634,377
Kaneb Pipe Line Partners, L.P.	414,500	25,429,575
Kinder Morgan Management, LLC #	946,032	40,603,693
Kinder Morgan Management, LLC #^	420,815	17,779,434
Magellan Midstream Partners, L.P.	841,637	51,045,284
Pacific Energy Partners, L.P.	656,500	21,277,165
Plains All American Pipeline, L.P.	728,400	28,509,576
Plains All American Pipeline, L.P. ^	486,855	18,768,260
Sunoco Logistics Partners, L.P.	810,100	33,943,190
TEPPCO Partners, L.P.	607,400	26,628,416
Valero, L.P.	294,700	18,321,499
		365,230,532

Natural Gas/Natural Gas Liquid Pipelines - 13.64% +
Enterprise Products Partners, L.P.	1,845,800	49,319,776
Northern Border Partners, L.P.	151,200	7,726,320
		57,046,096

Natural Gas Gathering/Processing - 24.43% +
Copano Energy, LLC	155,800	4,349,936
Energy Transfer Partners, L.P.	902,300	57,566,740
Hiland Partners, L.P.*	36,548	1,112,887
Markwest Energy Partners, L.P.	226,100	11,110,554
Markwest Energy Partners, L.P. ^	579,710	28,057,964
		102,198,081

Propane Distribution - 14.32% +
Inergy, L.P.	1,732,220	56,470,372
Inergy, L.P. ^	118,414	3,419,796
		59,890,168

Total Master Limited Partnerships (Cost $466,105,528)		597,359,820

	Principal
Promissory Notes - 1.78% +	Amount

K-Sea Transportation Partners L.P. - Unregistered, 8.320%,
Due 03/31/2009 (Cost $7,454,492) ^ @	$7,552,475	7,454,492

Short Term Investments - 1.63% +	Shares

First American Government Obligations Money Market Fund - Class Y
(Cost $6,822,983)	6,822,983	6,822,983
Total Investments - 146.77% + (Cost $482,629,341)		613,983,539

Interest Rate Swap Contracts - 0.20% +

$60,000,000 notional, matures 7/10/2007 - Unrealized Appreciation		431,106
$50,000,000 notional, matures 7/17/2007 - Unrealized Appreciation		393,332
		824,438

Liabilities in Excess of Other Assets - (38.60%) +		(161,468,778)

Preferred Shares at Redemption Value - (8.37%) +		(35,000,000)

Total Net Assets Applicable to Common Stockholders - 100.00% +		$418,339,199

Footnotes and Abbreviations
+ Calculated as a percentage of net assets.
* Non-Income producing security.
^ Fair valued securities represent a total market value of $100,880,817 which represents 24.11% of net assets.
# Security distributions are paid in kind.
@ Security is a variable rate instrument. Interest rate is as of February 28, 2005.

Item 2. Controls and Procedures.

(a)	The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tortoise Energy Infrastructure Corporation

By (Signature and Title)* /s/ David J. Schulte
David J. Schulte President

Date  April 28, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ David J. Schulte
David J. Schulte, President

Date  April 28, 2005

By (Signature and Title)* /s/ Terry C. Matlack
Terry C. Matlack, Treasurer

Date  April 28, 2005

* Print the name and title of each signing officer under his or her signature.